COMMON STOCK/PAID IN CAPITAL (Details)		Jun. 30, 2019 Number shares		Dec. 31, 2018 Number shares	Sep. 30, 2018 Number shares
June 2016 Warrants [Member]
Warrants issued | shares		7,600,000			12,900,000
June 2016 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.054			0.054
June 2016 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03			0.03
June 2016 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		0.87			0.0087
June 2016 Warrants [Member] | Expected Term [Member]
Measurement Input		3	[2]		3
June 2016 Warrants [Member] | Volatility [Member]
Measurement Input		135			1.35
July 2016 Warrants [Member]
Warrants issued | shares		10,000,000			10,000,000
July 2016 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.040			0.040
July 2016 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03			0.03
July 2016 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		0.80			0.0080
July 2016 Warrants [Member] | Expected Term [Member]
Measurement Input		3	[2]		3
July 2016 Warrants [Member] | Volatility [Member]
Measurement Input		138			1.38
November 2016 Warrants [Member]
Warrants issued | shares		1,700,000			1,700,000
November 2016 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.029			0.029
November 2016 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03			0.03
November 2016 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.28			0.0128
November 2016 Warrants [Member] | Expected Term [Member]
Measurement Input		3	[2]		3
November 2016 Warrants [Member] | Volatility [Member]
Measurement Input		131			1.31
August 2016 Warrants [Member]
Warrants issued | shares		3,300,000			3,300,000
August 2016 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.032			0.032
August 2016 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03			0.03
August 2016 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		0.88			0.008
August 2016 Warrants [Member] | Expected Term [Member]
Measurement Input		3	[2]		3
August 2016 Warrants [Member] | Volatility [Member]
Measurement Input		137			1.37
June 2017 Warrants [Member]
Warrants issued | shares		1,900,000			3,200,000
June 2017 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.025			0.025
June 2017 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03			0.03
June 2017 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.35			0.0135
June 2017 Warrants [Member] | Expected Term [Member]
Measurement Input		2	[2]		2
June 2017 Warrants [Member] | Volatility [Member]
Measurement Input		135			1
July 2017 Warrants [Member]
Warrants issued | shares		2,500,000			2,500,000
July 2017 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.019			0.019
July 2017 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03			0.03
July 2017 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.35			0.0135
July 2017 Warrants [Member] | Expected Term [Member]
Measurement Input		2	[2]		2
July 2017 Warrants [Member] | Volatility [Member]
Measurement Input		136			1.36
August 2017 Warrants [Member]
Warrants issued | shares		1,250,000			1,250,000
August 2017 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.016			0.016
August 2017 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03			0.03
August 2017 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.33			0.0133
August 2017 Warrants [Member] | Expected Term [Member]
Measurement Input		2	[2]		2
August 2017 Warrants [Member] | Volatility [Member]
Measurement Input		135			1.35
January 2018 Warrants [Member]
Warrants issued | shares		2,300,000			2,800,000
January 2018 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.11			0.11
January 2018 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.10			0.10
January 2018 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.89			0.0189
January 2018 Warrants [Member] | Expected Term [Member]
Measurement Input		1.5			1.5
January 2018 Warrants [Member] | Volatility [Member]
Measurement Input		163			1.63
Warrants [Member]
Warrants issued | shares				9,662,500
Warrant term				3 years
Warrants [Member] | Share Price [Member]
Measurement Input				.044
Warrants [Member] | Exercise Price [Member]
Measurement Input				.09
Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input				.0246
Warrants [Member] | Volatility [Member]
Measurement Input				1.49

[1]	Fair market value on the date of agreement.
[2]	Average term.